Segment reporting - Reconciliation of information on reportable segments to the amounts reported in the financial statements (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024 [1]
Geographical information
Segment Adjusted EBITDA	$ 290.8	$ 281.8	$ 854.3	$ 781.5
Unallocated corporate expenses	(29.3)	(35.8)	(91.8)	(99.5)
Finance costs	(101.7)	(350.8)	(330.3)	(2,163.2)
Depreciation and amortization	(105.0)	(91.3)	(283.4)	(266.1)
Share-based payment expense	(6.0)	(1.8)	(20.0)	(9.9)
Other costs	(13.1)	(1.8)	(21.7)	(8.1)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(1.8)	(1.2)	(5.4)	(10.1)
Business combination costs	(0.1)	(0.6)	(1.3)	(1.0)
Insurance claims	0.1		0.4	0.1
Net gain on disposal of property, plant and equipment and right-of-use assets	(0.6)	1.3	0.4	3.6
Net reversal of impairment/(impairment) of withholding tax receivables	24.9	(21.9)	37.8	(32.8)
Finance income	130.2	25.7	186.3	49.7
Impairment of assets held for sale		(2.9)		(2.9)
Impairment of goodwill				(87.9)
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets	0.6	(1.3)	(0.4)	(3.6)
Income/(loss) before income tax	188.4	(199.3)	325.3	(1,846.6)
Segment assets	4,683.3		4,683.3		$ 4,246.5
Segment liabilities	4,645.2		4,645.2		$ 4,560.9
Costs related to internal reorganization	1.8	0.9	3.5	2.7
Expenses related to strategic initiatives and operating systems	0.8	0.7	5.1	5.2
Professional costs related to financing	0.0	0.1	0.4	0.2
Cost of sales
Geographical information
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(1.8)	(1.2)	(5.4)	(10.1)
Impairment of assets held for sale		(2.9)		(2.9)
SSA
Geographical information
Segment Adjusted EBITDA	80.0	81.0	224.8	227.2
Segment assets	1,356.1	1,373.7	1,356.1	1,373.7
Segment liabilities	885.2	908.4	885.2	908.4
Latam
Geographical information
Segment Adjusted EBITDA	41.2	33.8	110.3	100.9
Segment assets	1,936.1	1,950.6	1,936.1	1,950.6
Segment liabilities	525.0	774.1	525.0	774.1
Latam | Oi Brazil
Geographical information
Impairment loss recognised in profit or loss, trade receivables	$ 8.6		$ 8.6
MENA
Geographical information
Segment Adjusted EBITDA		8.1		20.2
Segment assets		176.1		176.1
Segment liabilities		$ 101.1		$ 101.1

[1]	September 30,